DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.6%
Boeing Co.	6,013	$ 1,531,631
General Dynamics Corp.	2,541	461,344
Howmet Aerospace, Inc.	4,277	137,420
Huntington Ingalls Industries, Inc.	441	90,780
L3 Harris Technologies, Inc.	2,253	456,638
Lockheed Martin Corp.	2,701	998,020
Northrop Grumman Corp.	1,699	549,864
Raytheon Technologies Corp.	16,653	1,286,777
Teledyne Technologies, Inc. (A)	406	167,942
Textron, Inc.	2,487	139,471
TransDigm Group, Inc. (A)	599	352,164

		6,172,051

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,467	139,996
Expeditors International of Washington, Inc.	1,856	199,872
FedEx Corp.	2,673	759,239
United Parcel Service, Inc., Class B	7,886	1,340,541

		2,439,648

Airlines - 0.3%
Alaska Air Group, Inc.	1,361	94,195
American Airlines Group, Inc.	7,011	167,563
Delta Air Lines, Inc.	6,994	337,670
Southwest Airlines Co.	6,474	395,302
United Airlines Holdings, Inc. (A)	3,490	200,815

		1,195,545

Auto Components - 0.1%
Aptiv PLC	2,959	408,046
BorgWarner, Inc.	2,620	121,463

		529,509

Automobiles - 1.8%
Ford Motor Co. (A)	42,829	524,655
General Motors Co.	13,897	798,522
Tesla, Inc. (A)	8,416	5,621,299

		6,944,476

Banks - 4.3%
Bank of America Corp.	83,263	3,221,445
Citigroup, Inc.	22,876	1,664,229
Citizens Financial Group, Inc.	4,659	205,695
Comerica, Inc.	1,525	109,403
Fifth Third Bancorp	7,793	291,848
First Republic Bank	1,929	321,661
Huntington Bancshares, Inc.	11,149	175,262
JPMorgan Chase & Co.	33,444	5,091,180
KeyCorp	10,618	212,148
M&T Bank Corp.	1,410	213,770
People’s United Financial, Inc.	4,664	83,486
PNC Financial Services Group, Inc.	4,647	815,130
Regions Financial Corp.	10,529	217,529
SVB Financial Group (A)	592	292,247
Truist Financial Corp.	14,765	861,095
US Bancorp	14,981	828,599
Wells Fargo & Co.	45,309	1,770,223
Zions Bancorp NA	1,800	98,928

		16,473,878

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.4%
Brown-Forman Corp., Class B	2,002	$ 138,078
Coca-Cola Co.	42,506	2,240,491
Constellation Brands, Inc., Class A	1,863	424,764
Molson Coors Beverage Co., Class B	2,063	105,522
Monster Beverage Corp. (A)	4,052	369,097
PepsiCo, Inc.	15,120	2,138,724

		5,416,676

Biotechnology - 1.8%
AbbVie, Inc.	19,354	2,094,490
Alexion Pharmaceuticals, Inc. (A)	2,409	368,360
Amgen, Inc.	6,330	1,574,967
Biogen, Inc. (A)	1,670	467,182
Gilead Sciences, Inc.	13,772	890,084
Incyte Corp. (A)	2,048	166,441
Regeneron Pharmaceuticals, Inc. (A)	1,154	546,004
Vertex Pharmaceuticals, Inc. (A)	2,849	612,222

		6,719,750

Building Products - 0.5%
A.O. Smith Corp.	1,484	100,333
Allegion PLC	994	124,866
Carrier Global Corp.	8,955	378,080
Fortune Brands Home & Security, Inc.	1,520	145,647
Johnson Controls International PLC	7,894	471,035
Masco Corp.	2,818	168,798
Trane Technologies PLC	2,613	432,608

		1,821,367

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,280	297,536
Bank of New York Mellon Corp.	8,842	418,138
BlackRock, Inc.	1,556	1,173,162
Cboe Global Markets, Inc.	1,175	115,961
Charles Schwab Corp.	16,402	1,069,082
CME Group, Inc.	3,935	803,645
Franklin Resources, Inc.	2,991	88,534
Goldman Sachs Group, Inc.	3,771	1,233,117
Intercontinental Exchange, Inc.	6,156	687,502
Invesco, Ltd.	4,126	104,058
MarketAxess Holdings, Inc.	416	207,135
Moody’s Corp.	1,763	526,449
Morgan Stanley	16,447	1,277,274
MSCI, Inc.	905	379,448
Nasdaq, Inc.	1,264	186,389
Northern Trust Corp.	2,283	239,966
Raymond James Financial, Inc.	1,343	164,598
S&P Global, Inc.	2,638	930,871
State Street Corp.	3,855	323,859
T. Rowe Price Group, Inc.	2,498	428,657

		10,655,381

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,425	682,250
Albemarle Corp.	1,278	186,729
Celanese Corp.	1,251	187,412
CF Industries Holdings, Inc.	2,345	106,416
Corteva, Inc.	8,155	380,186
Dow, Inc.	8,167	522,198
DuPont de Nemours, Inc.	5,900	455,952
Eastman Chemical Co.	1,489	163,969
Ecolab, Inc.	2,726	583,555
FMC Corp.	1,418	156,845
International Flavors & Fragrances, Inc.	2,726	380,577

Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	5,730	$ 1,605,202
LyondellBasell Industries NV, Class A	2,820	293,421
Mosaic Co.	3,781	119,517
PPG Industries, Inc.	2,597	390,225
Sherwin-Williams Co.	884	652,401

		6,866,855

Commercial Services & Supplies - 0.4%
Cintas Corp.	967	330,047
Copart, Inc. (A)	2,279	247,522
Republic Services, Inc.	2,307	229,201
Rollins, Inc.	2,427	83,537
Waste Management, Inc.	4,267	550,528

		1,440,835

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	602	181,738
Cisco Systems, Inc.	46,270	2,392,622
F5 Networks, Inc. (A)	676	141,027
Juniper Networks, Inc.	3,597	91,112
Motorola Solutions, Inc.	1,852	348,268

		3,154,767

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,516	133,378

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	683	229,365
Vulcan Materials Co.	1,453	245,194

		474,559

Consumer Finance - 0.6%
American Express Co.	7,152	1,011,579
Capital One Financial Corp.	5,033	640,349
Discover Financial Services	3,361	319,261
Synchrony Financial	5,952	242,008

		2,213,197

Containers & Packaging - 0.3%
Amcor PLC	17,119	199,950
Avery Dennison Corp.	910	167,121
Ball Corp.	3,594	304,556
International Paper Co.	4,308	232,934
Packaging Corp. of America	1,039	139,725
Sealed Air Corp.	1,698	77,802
WestRock Co.	2,888	150,320

		1,272,408

Distributors - 0.1%
Genuine Parts Co.	1,583	182,979
LKQ Corp. (A)	3,058	129,445
Pool Corp.	441	152,251

		464,675

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	20,897	5,338,557

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	78,162	2,365,964
Lumen Technologies, Inc.	10,819	144,433
Verizon Communications, Inc.	45,353	2,637,277

		5,147,674

Electric Utilities - 1.6%
Alliant Energy Corp.	2,739	148,344

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	5,443	$ 461,022
Duke Energy Corp.	8,424	813,169
Edison International	4,157	243,600
Entergy Corp.	2,197	218,536
Evergy, Inc.	2,487	148,051
Eversource Energy	3,759	325,492
Exelon Corp.	10,700	468,018
FirstEnergy Corp.	5,953	206,509
NextEra Energy, Inc.	21,480	1,624,103
NRG Energy, Inc.	2,682	101,192
Pinnacle West Capital Corp.	1,235	100,467
PPL Corp.	8,428	243,063
Southern Co.	11,580	719,813
Xcel Energy, Inc.	5,892	391,877

		6,213,256

Electrical Equipment - 0.5%
AMETEK, Inc.	2,527	322,774
Eaton Corp. PLC	4,363	603,315
Emerson Electric Co.	6,576	593,287
Generac Holdings, Inc. (A)	689	225,613
Rockwell Automation, Inc.	1,273	337,905

		2,082,894

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	6,567	433,225
CDW Corp.	1,545	256,084
Corning, Inc.	8,421	366,398
FLIR Systems, Inc.	1,438	81,204
IPG Photonics Corp. (A)	393	82,899
Keysight Technologies, Inc. (A)	2,039	292,393
TE Connectivity, Ltd.	3,626	468,153
Trimble, Inc. (A)	2,751	214,000
Zebra Technologies Corp., Class A (A)	586	284,315

		2,478,671

Energy Equipment & Services - 0.2%
Baker Hughes Co.	7,989	172,642
Halliburton Co.	9,739	208,999
NOV, Inc.	4,255	58,379
Schlumberger NV	15,325	416,687

		856,707

Entertainment - 2.0%
Activision Blizzard, Inc.	8,491	789,663
Electronic Arts, Inc.	3,152	426,686
Live Nation Entertainment, Inc. (A)	1,573	133,155
Netflix, Inc. (A)	4,854	2,532,138
Take-Two Interactive Software, Inc. (A)	1,262	222,995
Walt Disney Co. (A)	19,895	3,671,025

		7,775,662

Equity Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	1,393	228,870
American Tower Corp.	4,870	1,164,222
AvalonBay Communities, Inc.	1,529	282,116
Boston Properties, Inc.	1,554	157,358
Crown Castle International Corp.	4,727	813,658
Digital Realty Trust, Inc.	3,081	433,928
Duke Realty Corp.	4,096	171,745
Equinix, Inc.	979	665,319
Equity Residential	3,758	269,186
Essex Property Trust, Inc.	712	193,550
Extra Space Storage, Inc.	1,447	191,800
Federal Realty Investment Trust	765	77,609

Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Healthpeak Properties, Inc.	5,904	$ 187,393
Host Hotels & Resorts, Inc.	7,731	130,267
Iron Mountain, Inc. (C)	3,161	116,989
Kimco Realty Corp.	4,739	88,856
Mid-America Apartment Communities, Inc.	1,254	181,027
Prologis, Inc.	8,105	859,130
Public Storage	1,667	411,349
Realty Income Corp.	4,092	259,842
Regency Centers Corp.	1,731	98,165
SBA Communications Corp.	1,198	332,505
Simon Property Group, Inc.	3,600	409,572
UDR, Inc.	3,253	142,677
Ventas, Inc.	4,106	219,014
Vornado Realty Trust	1,720	78,071
Welltower, Inc.	4,574	327,636
Weyerhaeuser Co.	8,195	291,742

		8,783,596

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,851	1,709,880
Kroger Co.	8,344	300,301
Sysco Corp.	5,594	440,472
Walgreens Boots Alliance, Inc.	7,860	431,514
Walmart, Inc.	15,194	2,063,801

		4,945,968

Food Products - 0.9%
Archer-Daniels-Midland Co.	6,120	348,840
Campbell Soup Co.	2,225	111,851
Conagra Brands, Inc.	5,355	201,348
General Mills, Inc.	6,701	410,905
Hershey Co.	1,606	254,005
Hormel Foods Corp. (C)	3,078	147,067
J.M. Smucker Co.	1,201	151,963
Kellogg Co.	2,789	176,544
Kraft Heinz Co.	7,105	284,200
Lamb Weston Holdings, Inc.	1,604	124,278
McCormick & Co., Inc.	2,728	243,228
Mondelez International, Inc., Class A	15,476	905,810
Tyson Foods, Inc., Class A	3,230	239,989

		3,600,028

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,405	138,884

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	19,415	2,326,694
ABIOMED, Inc. (A)	496	158,090
Align Technology, Inc. (A)	789	427,267
Baxter International, Inc.	5,536	466,906
Becton Dickinson & Co.	3,184	774,190
Boston Scientific Corp. (A)	15,532	600,312
Cooper Cos., Inc.	539	207,024
Danaher Corp.	6,947	1,563,631
DENTSPLY SIRONA, Inc.	2,401	153,208
DexCom, Inc. (A)	1,054	378,797
Edwards Lifesciences Corp. (A)	6,845	572,516
Hologic, Inc. (A)	2,824	210,049
IDEXX Laboratories, Inc. (A)	936	457,994
Intuitive Surgical, Inc. (A)	1,290	953,233
Medtronic PLC	14,774	1,745,253
ResMed, Inc.	1,595	309,462
STERIS PLC	935	178,099
Stryker Corp.	3,587	873,721
Teleflex, Inc.	512	212,715
Varian Medical Systems, Inc. (A)	1,007	177,766

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	812	$ 228,805
Zimmer Biomet Holdings, Inc.	2,278	364,662

		13,340,394

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,615	190,683
Anthem, Inc.	2,684	963,422
Cardinal Health, Inc.	3,219	195,554
Centene Corp. (A)	6,374	407,362
Cigna Corp.	3,856	932,149
CVS Health Corp.	14,372	1,081,206
DaVita, Inc. (A)	791	85,246
HCA Healthcare, Inc.	2,906	547,316
Henry Schein, Inc. (A)	1,561	108,084
Humana, Inc.	1,412	591,981
Laboratory Corp. of America Holdings (A)	1,070	272,882
McKesson Corp.	1,743	339,955
Quest Diagnostics, Inc.	1,463	187,761
UnitedHealth Group, Inc.	10,360	3,854,645
Universal Health Services, Inc., Class B	853	113,782

		9,872,028

Health Care Technology - 0.1%
Cerner Corp.	3,357	241,301

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	449	1,046,098
Caesars Entertainment, Inc. (A)	2,283	199,648
Carnival Corp.	8,744	232,066
Chipotle Mexican Grill, Inc. (A)	308	437,612
Darden Restaurants, Inc.	1,428	202,776
Domino’s Pizza, Inc.	425	156,311
Expedia Group, Inc.	1,516	260,934
Hilton Worldwide Holdings, Inc.	3,043	367,960
Las Vegas Sands Corp.	3,600	218,736
Marriott International, Inc., Class A	2,915	431,741
McDonald’s Corp.	8,171	1,831,448
MGM Resorts International	4,501	170,993
Norwegian Cruise Line Holdings, Ltd. (A)	3,981	109,836
Penn National Gaming, Inc. (A) (C)	1,629	170,784
Royal Caribbean Cruises, Ltd.	2,399	205,378
Starbucks Corp.	12,903	1,409,911
Wynn Resorts, Ltd.	1,153	144,552
Yum! Brands, Inc.	3,289	355,804

		7,952,588

Household Durables - 0.4%
D.R. Horton, Inc.	3,627	323,238
Garmin, Ltd.	1,638	215,970
Leggett & Platt, Inc.	1,457	66,512
Lennar Corp., Class A	3,008	304,500
Mohawk Industries, Inc. (A)	647	124,425
Newell Brands, Inc.	4,142	110,923
NVR, Inc. (A)	38	179,015
PulteGroup, Inc.	2,914	152,810
Whirlpool Corp.	688	151,601

		1,628,994

Household Products - 1.4%
Church & Dwight Co., Inc.	2,686	234,622
Clorox Co.	1,379	265,982
Colgate-Palmolive Co.	9,300	733,119
Kimberly-Clark Corp.	3,704	515,041
Procter & Gamble Co.	26,988	3,654,985

		5,403,749

Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	7,322	$ 196,303

Industrial Conglomerates - 1.2%
3M Co.	6,347	1,222,940
General Electric Co.	96,094	1,261,714
Honeywell International, Inc.	7,622	1,654,508
Roper Technologies, Inc.	1,150	463,841

		4,603,003

Insurance - 1.8%
Aflac, Inc.	7,018	359,181
Allstate Corp.	3,319	381,353
American International Group, Inc.	9,478	437,978
Aon PLC, Class A	2,477	569,982
Arthur J. Gallagher & Co.	2,123	264,887
Assurant, Inc.	635	90,024
Chubb, Ltd.	4,934	779,424
Cincinnati Financial Corp.	1,643	169,377
Everest Re Group, Ltd.	438	108,541
Globe Life, Inc.	1,041	100,592
Hartford Financial Services Group, Inc.	3,918	261,683
Lincoln National Corp.	1,978	123,170
Loews Corp.	2,488	127,585
Marsh & McLennan Cos., Inc.	5,570	678,426
MetLife, Inc.	8,239	500,849
Principal Financial Group, Inc.	2,779	166,629
Progressive Corp.	6,420	613,816
Prudential Financial, Inc.	4,351	396,376
Travelers Cos., Inc.	2,764	415,706
Unum Group	2,233	62,144
W.R. Berkley Corp.	1,536	115,738
Willis Towers Watson PLC	1,413	323,407

		7,046,868

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A (A)	3,296	6,798,066
Alphabet, Inc., Class C (A)	3,159	6,534,802
Facebook, Inc., Class A (A)	26,363	7,764,695
Twitter, Inc. (A)	8,748	556,635

		21,654,198

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (A)	4,691	14,514,329
eBay, Inc.	7,085	433,886
Etsy, Inc. (A)	1,381	278,506

		15,226,721

IT Services - 5.0%
Accenture PLC, Class A	6,951	1,920,214
Akamai Technologies, Inc. (A)	1,789	182,299
Automatic Data Processing, Inc.	4,690	883,924
Broadridge Financial Solutions, Inc.	1,269	194,284
Cognizant Technology Solutions Corp., Class A	5,815	454,268
DXC Technology Co.	2,790	87,215
Fidelity National Information Services, Inc.	6,807	957,132
Fiserv, Inc. (A)	6,310	751,142
FleetCor Technologies, Inc. (A)	914	245,528
Gartner, Inc. (A)	972	177,439
Global Payments, Inc.	3,236	652,313
International Business Machines Corp.	9,794	1,305,148
Jack Henry & Associates, Inc.	834	126,535
Mastercard, Inc., Class A	9,609	3,421,285
Paychex, Inc.	3,518	344,834
PayPal Holdings, Inc. (A)	12,836	3,117,094

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
VeriSign, Inc. (A)	1,091	$ 216,847
Visa, Inc., Class A	18,589	3,935,849
Western Union Co.	4,504	111,069

		19,084,419

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,400	134,568

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	3,339	424,521
Bio-Rad Laboratories, Inc., Class A (A)	236	134,796
Illumina, Inc. (A)	1,599	614,112
IQVIA Holdings, Inc. (A)	2,096	404,821
Mettler-Toledo International, Inc. (A)	257	297,012
PerkinElmer, Inc.	1,228	157,540
Thermo Fisher Scientific, Inc.	4,316	1,969,736
Waters Corp. (A)	682	193,804

		4,196,342

Machinery - 1.8%
Caterpillar, Inc.	5,976	1,385,655
Cummins, Inc.	1,622	420,276
Deere & Co.	3,435	1,285,171
Dover Corp.	1,574	215,843
Fortive Corp.	3,705	261,721
IDEX Corp.	832	174,154
Illinois Tool Works, Inc.	3,158	699,560
Ingersoll Rand, Inc. (A)	4,085	201,023
Otis Worldwide Corp.	4,468	305,835
PACCAR, Inc.	3,802	353,282
Parker-Hannifin Corp.	1,415	446,334
Pentair PLC	1,820	113,422
Snap-on, Inc.	594	137,060
Stanley Black & Decker, Inc.	1,763	352,018
Westinghouse Air Brake Technologies Corp.	1,946	154,045
Xylem, Inc.	1,977	207,941

		6,713,340

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,550	956,381
Comcast Corp., Class A	50,099	2,710,857
Discovery, Inc., Class A (A) (C)	1,781	77,402
Discovery, Inc., Class C (A)	3,175	117,126
DISH Network Corp., Class A (A)	2,712	98,174
Fox Corp., Class A	3,664	132,307
Fox Corp., Class B	1,685	58,857
Interpublic Group of Cos., Inc.	4,282	125,034
News Corp., Class A	4,286	108,993
News Corp., Class B	1,335	31,319
Omnicom Group, Inc.	2,356	174,698
ViacomCBS, Inc., Class B	6,439	290,399

		4,881,547

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (A)	15,985	526,386
Newmont Corp.	8,771	528,628
Nucor Corp.	3,266	262,162

		1,317,176

Multi-Utilities - 0.8%
Ameren Corp.	2,777	225,937
CenterPoint Energy, Inc.	6,045	136,919
CMS Energy Corp.	3,167	193,884
Consolidated Edison, Inc.	3,753	280,724
Dominion Energy, Inc.	8,830	670,727

Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
DTE Energy Co.	2,124	$ 282,789
NiSource, Inc.	4,295	103,552
Public Service Enterprise Group, Inc.	5,536	333,323
Sempra Energy	3,316	439,635
WEC Energy Group, Inc.	3,457	323,541

		2,991,031

Multiline Retail - 0.5%
Dollar General Corp.	2,685	544,035
Dollar Tree, Inc. (A)	2,578	295,078
Target Corp.	5,489	1,087,206

		1,926,319

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	4,141	74,124
Cabot Oil & Gas Corp.	4,378	82,219
Chevron Corp.	21,113	2,212,431
ConocoPhillips	14,847	786,446
Devon Energy Corp.	6,492	141,850
Diamondback Energy, Inc.	1,982	145,657
EOG Resources, Inc.	6,396	463,902
Exxon Mobil Corp.	46,398	2,590,400
Hess Corp.	2,994	211,855
HollyFrontier Corp.	1,638	58,608
Kinder Morgan, Inc.	21,337	355,261
Marathon Oil Corp.	8,651	92,393
Marathon Petroleum Corp.	7,138	381,812
Occidental Petroleum Corp.	9,189	244,611
ONEOK, Inc.	4,877	247,069
Phillips 66	4,787	390,332
Pioneer Natural Resources Co.	2,255	358,139
Valero Energy Corp.	4,478	320,625
Williams Cos., Inc.	13,303	315,148

		9,472,882

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,518	732,360

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	24,555	1,550,157
Catalent, Inc. (A)	1,866	196,508
Eli Lilly & Co.	8,718	1,628,697
Johnson & Johnson	28,810	4,734,923
Merck & Co., Inc.	27,732	2,137,860
Perrigo Co. PLC	1,459	59,046
Pfizer, Inc.	61,129	2,214,704
Viatris, Inc. (A)	13,229	184,809
Zoetis, Inc.	5,208	820,156

		13,526,860

Professional Services - 0.4%
Equifax, Inc.	1,335	241,809
IHS Markit, Ltd.	4,086	395,443
Jacobs Engineering Group, Inc.	1,426	184,339
Leidos Holdings, Inc.	1,462	140,761
Nielsen Holdings PLC	3,921	98,613
Robert Half International, Inc.	1,240	96,807
Verisk Analytics, Inc.	1,784	315,215

		1,472,987

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	3,678	290,967

Road & Rail - 1.0%
CSX Corp.	8,357	805,782
JB Hunt Transport Services, Inc.	915	153,784

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	996	$ 262,864
Norfolk Southern Corp.	2,761	741,384
Old Dominion Freight Line, Inc.	1,051	252,671
Union Pacific Corp.	7,341	1,618,030

		3,834,515

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (A)	13,281	1,042,559
Analog Devices, Inc.	4,043	626,988
Applied Materials, Inc.	10,057	1,343,615
Broadcom, Inc.	4,474	2,074,415
Enphase Energy, Inc. (A)	1,414	229,294
Intel Corp.	44,529	2,849,856
KLA Corp.	1,689	558,046
Lam Research Corp.	1,566	932,146
Maxim Integrated Products, Inc.	2,938	268,445
Microchip Technology, Inc.	2,951	458,054
Micron Technology, Inc. (A)	12,260	1,081,455
Monolithic Power Systems, Inc.	470	166,009
NVIDIA Corp.	6,795	3,628,054
NXP Semiconductors NV	3,036	611,268
Qorvo, Inc. (A)	1,241	226,731
QUALCOMM, Inc.	12,450	1,650,745
Skyworks Solutions, Inc.	1,807	331,548
Teradyne, Inc.	1,827	222,309
Texas Instruments, Inc.	10,086	1,906,153
Xilinx, Inc.	2,694	333,787

		20,541,477

Software - 8.0%
Adobe, Inc. (A)	5,253	2,497,119
ANSYS, Inc. (A)	951	322,922
Autodesk, Inc. (A)	2,410	667,932
Cadence Design Systems, Inc. (A)	3,057	418,778
Citrix Systems, Inc.	1,348	189,205
Fortinet, Inc. (A)	1,484	273,679
Intuit, Inc.	3,001	1,149,563
Microsoft Corp.	82,660	19,488,748
NortonLifeLock, Inc.	6,377	135,575
Oracle Corp.	20,327	1,426,346
Paycom Software, Inc. (A)	538	199,092
salesforce.com, Inc. (A)	10,058	2,130,988
ServiceNow, Inc. (A)	2,149	1,074,736
Synopsys, Inc. (A)	1,670	413,793
Tyler Technologies, Inc. (A)	445	188,916

		30,577,392

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	718	131,746
AutoZone, Inc. (A)	243	341,245
Best Buy Co., Inc.	2,526	290,010
CarMax, Inc. (A)	1,781	236,267
Gap, Inc. (A)	2,255	67,154
Home Depot, Inc.	11,799	3,601,645
L Brands, Inc.	2,560	158,361
Lowe’s Cos., Inc.	8,012	1,523,722
O’Reilly Automotive, Inc. (A)	769	390,075
Ross Stores, Inc.	3,902	467,889
TJX Cos., Inc.	13,159	870,468
Tractor Supply Co.	1,275	225,777
Ulta Beauty, Inc. (A)	617	190,758

		8,495,117

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	172,953	21,126,209
Hewlett Packard Enterprise Co.	14,260	224,452

Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	13,727	$ 435,832
NetApp, Inc.	2,440	177,315
Seagate Technology PLC	2,201	168,927
Western Digital Corp.	3,355	223,946

		22,356,681

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (C)	3,823	75,198
NIKE, Inc., Class B	13,935	1,851,822
PVH Corp.	779	82,340
Ralph Lauren Corp.	529	65,152
Tapestry, Inc.	3,045	125,485
Under Armour, Inc., Class A (A)	2,067	45,805
Under Armour, Inc., Class C (A)	2,136	39,431
VF Corp.	3,520	281,318

		2,566,551

Tobacco - 0.7%
Altria Group, Inc.	20,371	1,042,181
Philip Morris International, Inc.	17,068	1,514,614

		2,556,795

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,295	316,513
United Rentals, Inc. (A)	791	260,484
WW Grainger, Inc.	482	193,248

		770,245

Water Utilities - 0.1%
American Water Works Co., Inc.	1,989	298,191

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	6,402	802,107

Total Common Stocks (Cost $309,253,923)		368,456,868

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.4%
U.S. Cash Management Bill 0.01% (D), 06/29/2021	$ 13,078,000	13,077,515

Total Short-Term U.S. Government Obligation (Cost $13,077,758)		13,077,515

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	1,128,424	1,128,424

Total Short-Term Investment Company (Cost $1,128,424)		1,128,424

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	44,500	44,500

Total Other Investment Company (Cost $44,500)		44,500

Total Investments (Cost $323,504,605)		382,707,307
Net Other Assets (Liabilities) - 0.1%		297,701

Net Assets - 100.0%		$ 383,005,008

Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	7	06/18/2021	$1,375,223	$1,388,590	$13,367	$—

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$368,456,868	$—	$—	$368,456,868
Short-Term U.S. Government Obligation	—	13,077,515	—	13,077,515
Short-Term Investment Company	1,128,424	—	—	1,128,424
Other Investment Company	44,500	—	—	44,500

Total Investments	$369,629,792	$13,077,515	$—	$382,707,307

Other Financial Instruments
Futures Contracts (F)	$13,367	$—	$—	$13,367

Total Other Financial Instruments	$13,367	$—	$—	$13,367

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $375,903, collateralized by cash collateral of $44,500 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $339,458. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 7

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 8

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 9